INCOME TAX AND SOCIAL CONTRIBUTION - Reconciliation of income tax and social contribution expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of expense with income tax and social contribution
Operating income before taxes	R$ 10,620,784	R$ 1,396,363	R$ 3,347,210
IRPJ and CSLL calculated at nominal rates	(3,611,067)	(474,763)	(1,138,051)
Effects of additions and deletions:
Equity equivalence	10,168	515,523	805,724
Revenue from Dividends/JCP			(314,694)
Tax losses offset	97,002
Tax incentives	402,828	290,574	152,059
Unrecognized/reversed deferred taxes	623,082	(93,800)	2,885,746
Deferral Tax*	(656,515)	663,640	(2,436,383)
Other permanent additions and exclusions	203,890	893,556	625,364
Total (debit) / credit of IRPJ and CSLL of transactions	R$ 2,863,746	(655,050)	R$ 318,961
Effective tax rate (%) of transactions	26.96%		9.53%
Constitution/reversal of tax credits	R$ 2,623,716	2,343,448	R$ (376,652)
Total income tax expense	(240,030)	2,998,498	R$ (695,613)
Tax Breaks	3,208,795
Tax incentives - SUDENE and SUDAM	R$ 2,473,909	R$ 4,531,938